Allowance for Finance Receivable Losses	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Allowance for Finance Receivable Losses

6. Allowance for Finance Receivable Losses

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Year Ended December 31, 2016
Balance at beginning of period	$541	$4	$46	$1	$592
Provision for finance receivable losses	909	14	9	-	932
Charge-offs	(846)	(17)	(11)	(1)	(875)
Recoveries	65	3	5	1	74
Other (a)	-	(4)	(30)	-	(34)
Balance at end of period	$669	$-	$19	$1	$689

Year Ended December 31, 2015
Balance at beginning of period	$132	$3	$46	$1	$182
Provision for finance receivable losses	634	67	13	2	716
Charge-offs	(261)	(78)	(18)	(3)	(360)
Recoveries	37	12	5	1	55
Other (b)	(1)	-	-	-	(1)
Balance at end of period	$541	$4	$46	$1	$592

Year Ended December 31, 2014
Balance at beginning of period	$95	$1	$330	$2	$428
Provision for finance receivable losses	205	105	110	3	423
Charge-offs (c)	(193)	(117)	(61)	(5)	(376)
Recoveries (d)	25	14	6	1	46
Other (e)	-	-	(339)	-	(339)
Balance at end of period	$132	$3	$46	$1	$182

(a)	Other consists of:

●	the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture. See Note 2 for further information on this sale; and

●	the elimination of allowance for finance receivable losses due to the transfers of real estate loans held for investment to finance receivable held for sale during 2016.

(b)	Other consists of the elimination of allowance for finance receivable losses due to the transfer of personal loans held for investment to finance receivable held for sale during 2015.

(c)	Charge-offs during 2014 included a $4 million reduction related to a change in recognizing charge-offs of unsecured loans of customers in bankruptcy status effective mid-November 2014.

(d)	Recoveries during 2014 included $2 million of real estate loan recoveries resulting from a sale of previously charged-off real estate loans in March 2014.

(e)	Other consists of the elimination of allowance for finance receivable losses due to the transfer of real estate loans held for investment to finance receivable held for sale during 2014.

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Allowance for finance receivable losses:
Collectively evaluated for impairment	$571	$-	$-	$1	$572
Purchased credit impaired finance receivables	29	-	8	-	37
TDR finance receivables	69	-	11	-	80
Total	$669	$-	$19	$1	$689

Finance receivables:
Collectively evaluated for impairment	$13,072	$-	$76	$11	$13,159
Purchased credit impaired finance receivables	353	-	24	-	377
TDR finance receivables	152	-	44	-	196
Total	$13,577	$-	$144	$11	$13,732

Allowance for finance receivable losses as a percentage of finance receivables	4.93%	-%	13.31%	4.42%	5.01%

December 31, 2015
Allowance for finance receivable losses:
Collectively evaluated for impairment	$524	$-	$-	$1	$525
Purchased credit impaired finance receivables	-	-	12	-	12
TDR finance receivables	17	4	34	-	55
Total	$541	$4	$46	$1	$592

Finance receivables:
Collectively evaluated for impairment	$12,599	$1,340	$387	$23	$14,349
Purchased credit impaired finance receivables	652	350	42	-	1,044
TDR finance receivables	44	13	109	-	166
Total	$13,295	$1,703	$538	$23	$15,559

Allowance for finance receivable losses as a percentage of finance receivables	4.07%	0.25%	8.72%	3.46%	3.81%

See Note 3 for additional information on the determination of the allowance for finance receivable losses.